The Company, basis of presentation and significant accounting policies	12 Months Ended
Dec. 31, 2020
The Company, basis of presentation and significant accounting policies
The Company, basis of presentation and significant accounting policies

1.    The Company, basis of presentation and significant accounting policies

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien) registered in the commercial registry of Hof an der Saale under HRB 4019, with its business address at Else-Kröner-Str. 1, 61352 Bad Homburg v. d. Höhe, is the world’s leading provider of products and services for individuals with renal diseases, based on publicly reported revenue and number of patients treated. The Company provides dialysis care and related dialysis care services to persons who suffer from End-Stage Renal Disease (“ESRD”), as well as other health care services. The Company also develops, manufactures and distributes a wide variety of health care products, which includes dialysis and non-dialysis products. The Company’s dialysis products include hemodialysis machines, peritoneal dialysis cyclers, dialyzers, peritoneal dialysis solutions, hemodialysis concentrates, solutions and granulates, bloodlines, renal pharmaceuticals and systems for water treatment. The Company’s non-dialysis products include acute cardiopulmonary and apheresis products. The Company supplies dialysis clinics it owns, operates or manages with a broad range of products and also sells dialysis products to other dialysis service providers. The Company describes certain of its other health care services as “Care Coordination.” Care Coordination currently includes, but is not limited to, value and risk-based arrangements, pharmacy services, vascular, cardiovascular and endovascular specialty services as well as ambulatory surgery center services, physician nephrology and cardiology services, urgent care services (sold in the first quarter of 2020) and ambulant treatment services. All of these Care Coordination services together with dialysis care and related services represent the Company’s health care services.

In these notes, “FMC-AG & Co. KGaA,” the “Company” or the “Group” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires. “Fresenius SE” and “Fresenius SE & Co. KGaA” refer to Fresenius SE & Co. KGaA. “Management AG” and the “General Partner” refer to Fresenius Medical Care Management AG which is FMC-AG & Co. KGaA’s general partner and is wholly owned by Fresenius SE. “Management Board” refers to the members of the management board of Management AG and, except as otherwise specified, “Supervisory Board” refers to the supervisory board of FMC-AG & Co. KGaA. The term “North America Segment” refers to the North America operating segment, the term “EMEA Segment” refers to the Europe, Middle East and Africa operating segment, the term “Asia-Pacific Segment” refers to the Asia-Pacific operating segment, and the term “Latin America Segment” refers to the Latin America operating segment. For further discussion of the Company’s operating segments, see note 26.

Basis of presentation

The consolidated financial statements and other financial information included in the Company’s Annual Report on Form 20-F are prepared solely in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), using the euro as the Company’s reporting and functional currency. At December 31, 2020, there were no IFRS or International Financial Reporting Interpretations Committee (“IFRIC”) interpretations as endorsed by the European Union relevant for reporting that differed from IFRS as issued by the IASB.

The Company is included in the IFRS consolidated financial statements of Fresenius SE & Co. KGaA, Bad Homburg v. d. Höhe, pursuant to Section 315e of the German Commercial Code (“HGB”), published in the Federal Gazette and drawn up for the smallest circle of companies. The consolidated financial statements for the largest circle of companies are drawn up by Fresenius Management SE, Bad Homburg v. d. Höhe, and also published in the Federal Gazette.

The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Such financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results of the periods presented. All such adjustments are of a normal recurring nature. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in all future periods affected.

In order to improve clarity of presentation, various items are aggregated in the consolidated balance sheets and consolidated statements of income. These items are analyzed separately in the notes where this provides useful information to the users of the consolidated financial statements.

The consolidated balance sheets contain all information required to be disclosed by IAS 1 (Presentation of Financial Statements) and are in accordance with Accounting Interpretation 1 (“AIC 1”, Balance Sheet Classification according to current/ non-current Distinction in compliance with IAS 1) classified on the basis of the liquidity of assets and liabilities following the consolidated balance sheets. The consolidated statements of income are classified using the cost-of-sales accounting format.

The Company applies IAS 29, Financial Reporting in Hyperinflationary Economies, in its Argentine and Lebanese subsidiaries due to inflation in these countries. The table below details the specific inputs used to calculate the loss on net monetary position on a country-specific basis.

Inputs for the calculation of losses on net monetary positions

	Argentina	Lebanon

Date of IAS 29 initial application	July 1, 2018	December 31, 2020
Consumer price index	Índice de precios al consumidor	Central Administration of Statistics
Index at December 31, 2020 (1)	385.9	284.04
Calendar year increase	36%	146%
Loss on net monetary position in € THOUS	18,513	5,112

In the consolidated balance sheets, “Non-current provisions and other non-current liabilities” in the amount of  €51,831 as of December 31, 2019 have been reclassified to line item “current provisions and other current liabilities” to correct for an immaterial error in the classification of certain put options assumed as part of the acquisition of nephrology clinics.

Additionally, we have adjusted the prior year’s comparative consolidated financial statements within the following footnotes to correct for immaterial errors in classification:

1)	Inventories (see note 8)

-An amount of €5,955 was reclassified from raw materials and purchased components to work in process for 2019.

2)	Financial instruments (see note 23)

-Cash and cash equivalents of €72,340 categorized as assets measured at fair value through profit and loss (FVPL) were recategorized as measured at amortized cost and removed from the leveling table. The remaining cash and cash equivalents of €166,677 categorized as Level 2 in 2019 were categorized as Level 1.

-Gain / loss recognized in equity for put option liabilities of €13,701 in 2019 was updated to €14,523. This includes €154,436 of gains / losses recognized in profit and loss and (€153,614) of dividends (the allocation of profit or loss and payments of dividends to noncontrolling interests) which had been disclosed separately prior to 2020.

-Gain / loss recognized in equity for put option liabilities of (€50,612) in 2018 was updated to (€48,075). This includes €142,279 of gains / losses recognized in profit and loss and (€139,742) of dividends (the allocation of profit or loss and payments of dividends to noncontrolling interests) which had been disclosed separately prior to 2020.

In addition to the adjustments noted above, certain revenue line items in the prior year's comparative consolidated financial statements pertaining to the Company's segment and Corporate activities have been adjusted to conform to the current year's presentation (see note 26).

At February 22, 2021, the Management Board authorized the consolidated financial statements for issue and passed them through to the Supervisory Board for review and authorization.

Significant accounting policies

a) Principles of consolidation and composition of the group

The financial statements of consolidated entities have been prepared using uniform accounting methods in accordance with IFRS 10, Consolidated Financial Statements (“IFRS 10”). Acquisitions of companies are accounted for under the purchase method.

Besides FMC-AG & Co. KGaA, the consolidated financial statements include all material subsidiaries according to IFRS 10 over which the Company has control. FMC-AG & Co. KGaA controls an entity if it has power over the entity through existing rights that give the Company the current ability to direct the activities that significantly affect the Company’s return. In addition, the Company is exposed to, or has rights to, variable returns from the involvement with the entity and the Company has the ability to use its power over the entity to affect the amount of the Company’s return.

The equity method is applied in accordance with IAS 28, Investments in Associates and Joint Ventures (“IAS 28”). Generally, equity method investees are entities in which FMC-AG & Co. KGaA, directly or indirectly, holds 50% or less of the voting power and can exercise significant influence over their financial and operating policies.

While our investment in Vifor Fresenius Medical Care Renal Pharma Ltd. makes up a large portion of our equity method investees, there are no investments in equity method investees that are individually material to the Company.

Acquisitions of companies are accounted for in accordance with IFRS 3, Business Combinations (“IFRS 3”) at the date of acquisition. Initially, all identifiable assets and liabilities of subsidiaries as well as the noncontrolling interests are recognized at their fair values. The cost is then compared with the fair value of the net assets acquired. Any remaining debit balance is recognized as goodwill and is tested at least once a year for impairment. Any excess of the net fair value of identifiable assets and liabilities over cost still existing after reassessing the purchase price allocation, subsequent to its finalization, is recognized immediately in profit or loss.

Intercompany revenues, expenses, income, receivables,  payables,  accruals, provisions and commitments and contingencies, are eliminated. Profits and losses on items of property, plant and equipment and inventory acquired from other group entities are also eliminated.

Deferred tax assets and liabilities are recognized on temporary differences resulting from consolidation procedures.

Noncontrolling interest (“NCI”) is the portion of equity in a subsidiary not attributable, directly or indirectly, to a parent and is recognized at its fair value at the date of first consolidation. Profits and losses attributable to the noncontrolling interests are separately disclosed in the consolidated statements of income. There are no non-controlling interests that are individually material to the Company.

The Company writes put options on NCI mainly for dialysis clinics in which nephrologists or nephrology groups own an equity interest. While in certain of the dialysis clinics the Company is generally the majority owner, other non-affiliated parties, such as groups of nephrologists or a single nephrologist, hold an NCI position. Generally, the put options associated with this business model are valid for an unlimited time. Accordingly, they do not constrain a long-term investment into a dialysis clinic by the NCI holder. The put options provide for settlement in cash. For these put options, IAS 32, Financial Instruments: Presentation (“IAS 32”) paragraph 23 requires the Company to recognize a liability for the present value of the exercise price of the option. The put option liability is recorded in other current provisions and other current liabilities and other non-current provisions and other non-current liabilities at present value of the redemption amount at the balance sheet date. The exercise price of the option is generally based on fair value which is approximated by a multiple of earnings, e.g. a multiple of the proportionate earnings before interest, taxes, depreciation and amortization of the dialysis clinic, and is therefore affected by the periodic changes in the profitability of such a clinic. The Company believes the accounting treatment of the changes to the put option liability under IFRS to this date has not been finally clarified. In the absence of IFRS guidance specifically applicable to the accounting for put options on NCI, the Company, in line with IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors (“IAS 8”) paragraph 10, applied the present access method. According to the present access method, NCI are further recorded in equity. The initial recognition of the put option liability, as well as valuation differences, is recorded in equity with no impact to the income statement (see note 1 h). This presentation results in information that is relevant to the economic decision-making needs of users and to provide reliable financial information as the Company considers  these NCI with written put options as equity holders and accordingly attributes net income to NCI.

The consolidated financial statements for 2020 include FMC-AG & Co. KGaA as well as 2,305 companies. In 2020, 49 companies were accounted for by the equity method. During 2020, 113 companies were first-time consolidations and 22 companies were deconsolidated.

The principal subsidiaries of the Company are those with the most significant contribution to the Company’s revenue, net income or net assets. The Company’s interest in these subsidiaries for the years ended December 31, 2020 and 2019 are listed in the table below:

Principal subsidiaries

Name	Country	Main activity	Ownership

Fresenius Medical Care ("FMC") Argentina S.A.	Argentina	Provision of health care services	100%
	Sale of health care products
FMC Australia Pty. Ltd.	Australia	Provision of health care services	100%
	Sale of health care products
FMC Colombia S.A.	Colombia	Provision of health care services	100%
	Sale of health care products
FMC Deutschland GmbH	Germany	Sale of health care products	100%
		Production of health care products
		Research and development
FMC France S.A.S.	France	Sale of health care products	100%
FMC GmbH	Germany	Sale of health care products	100%
FMC Holdings, Inc.	USA	Provision of health care services	100%
		Sale of health care products
		Production of health care products
		Research and development
FMC Italia S.p.A.	Italy	Sale of health care products	100%
FMC Korea Ltd.	South Korea	Sale of health care products	100%
FMC Ltda. (FMC Ltda.)	Brazil	Sale of health care products	100%
FMC Shanghai Ltd.	China	Sale of health care products	100%
FMC (U.K.) Ltd.	United Kingdom	Provision of health care services	100%
		Sale of health care products
		Production of health care products
National Medical Care of Spain, S.A.U.	Spain	Provision of health care services	100%
NephroCare Portugal, S.A.	Portugal	Provision of health care services	100%
		Sale of health care products
ZAO Fresenius SP	Russian Federation	Provision of health care services	100%
		Sale of health care products

The complete list of participations in affiliated and associated companies of FMC-AG & Co. KGaA will be submitted to the electronic Federal Gazette and the electronic companies register.

For 2020, the following fully consolidated German subsidiaries of the Company will apply the exemption provided in Section 264 (3) or Section 264b of the HGB and therefore will be exempt from applying certain legal requirements to prepare notes to the statutory standalone financial statements and a management report as well as the requirements of an independent audit and public disclosure.

Companies exempt from applying certain legal requirements

Name of the company	Registered office of the company

Ärztliches Versorgungszentrum Ludwigshafen GmbH im Lusanum	Ludwigshafen am Rhein, Germany
DiZ München Nephrocare GmbH	Munich, Germany
ET Software Developments GmbH	Heidelberg, Germany
Fresenius Medical Care Beteiligungsgesellschaft mbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care Deutschland GmbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care Frankfurt am Main GmbH	Frankfurt am Main, Germany
Fresenius Medical Care GmbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care Investment GmbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care US Beteiligungsgesellschaft mbH	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care US Vermögensverwaltungs GmbH & Co. KG	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care US Zwei Vermögensverwaltungs GmbH & Co. KG	Bad Homburg v. d. Höhe, Germany
Fresenius Medical Care Ventures GmbH	Bad Homburg v. d. Höhe, Germany
Medizinisches Versorgungszentrum Berchtesgaden GmbH	Berchtesgaden, Germany
MVZ Gelsenkirchen-Buer GmbH	Gelsenkirchen, Germany
Nephrocare Ahrensburg GmbH	Ahrensburg, Germany
Nephrocare Augsburg GmbH	Augsburg, Germany
Nephrocare Berlin-Weißensee GmbH	Berlin, Germany
Nephrocare Betzdorf GmbH	Betzdorf, Germany
Nephrocare Bielefeld GmbH	Bielefeld, Germany
Nephrocare Buchholz GmbH	Buchholz, Germany
Nephrocare Daun GmbH	Daun, Germany
Nephrocare Deutschland GmbH	Bad Homburg v. d. Höhe, Germany
Nephrocare Döbeln GmbH	Döbeln, Germany
Nephrocare Dortmund, GmbH	Dortmund, Germany
Nephrocare Friedberg GmbH	Friedberg, Germany
Nephrocare Grevenbroich GmbH	Grevenbroich, Germany
Nephrocare Hagen GmbH	Hagen, Germany
Nephrocare Hamburg-Altona GmbH	Hamburg, Germany
Nephrocare Hamburg-Barmbek GmbH	Hamburg, Germany
Nephrocare Hamburg-Süderelbe GmbH	Hamburg, Germany
Nephrocare Ingolstadt GmbH	Ingolstadt, Germany
Nephrocare Kaufering GmbH	Kaufering, Germany
Nephrocare Krefeld GmbH	Krefeld, Germany
Nephrocare Lahr GmbH	Lahr, Germany
Nephrocare Leverkusen GmbH	Leverkusen, Germany
Nephrocare Ludwigshafen GmbH	Ludwigshafen am Rhein, Germany
Nephrocare Mannheim GmbH	Mannheim, Germany
Nephrocare Mönchengladbach GmbH	Mönchengladbach, Germany
Nephrocare Mühlhausen GmbH	Mühlhausen, Germany
Nephrocare München-Ost GmbH	Munich, Germany
Nephrocare Münster GmbH	Münster, Germany
Nephrocare MVZ Aalen GmbH	Aalen, Germany
Nephrocare Oberhausen GmbH	Oberhausen, Germany
Nephrocare Papenburg GmbH	Papenburg, Germany
Nephrocare Pirmasens GmbH	Pirmasens, Germany
Nephrocare Püttlingen GmbH	Püttlingen, Germany
Nephrocare Recklinghausen GmbH	Recklinghausen, Germany
Nephrocare Rostock GmbH	Rostock, Germany
Nephrocare Salzgitter GmbH	Salzgitter, Germany
Nephrocare Schrobenhausen GmbH	Schrobenhausen, Germany
Nephrocare Starnberg GmbH	Starnberg, Germany
Nephrocare Wetzlar GmbH	Wetzlar, Germany
Nephrocare Witten GmbH	Witten, Germany
Nephrologisch-Internistische Versorgung Ingolstadt GmbH	Ingolstadt, Germany
Nova Med GmbH Vertriebsgesellschaft für medizinischtechnische Geräte und Verbrauchsartikel	Bad Homburg v. d. Höhe, Germany
VIVONIC GmbH	Sailauf, Germany
Zentrum für Nieren- und Hochdruckkrankheiten Bensheim GmbH	Bensheim, Germany

b) Cash and cash equivalents

Cash and cash equivalents comprise cash funds and all short-term investments (recorded at nominal value) with original maturities of up to three months. Short-term investments are highly liquid and readily convertible into known amounts of cash. The risk of changes in value is insignificant.

c) Trade accounts and other receivables from unrelated parties

Trade accounts and other receivables from unrelated parties are posted at fair value (nominal value less expected credit loss). For information regarding expected credit losses, see note 2 c).

d) Inventories

Inventories are stated at the lower of cost (determined by using the average or first-in, first-out method) or net realizable value (see note 8). Costs included in inventories are based on invoiced costs and/or production costs as applicable. Included in production costs are material, direct labor and production overhead, including depreciation charges.

e) Property, plant and equipment

Property, plant, and equipment are stated at cost less accumulated depreciation (see note 10). Maintenance and repair costs (day-to-day servicing) are expensed as incurred. The Company recognizes in the carrying amount of an item of property, plant and equipment the cost of replacing parts and major inspections if it is probable that the future economic benefits associated with the item will flow to the Company and the cost can be measured reliably. Depreciation on property, plant and equipment is calculated using the straight-line method over the estimated useful lives of the assets ranging from 4 to 50 years for buildings and improvements with a weighted average life of 14 years and 3 to 19 years for machinery and equipment with a weighted average life of 11 years. Internal use platform software that is integral to the computer equipment it supports is included in property, plant and equipment.

In fiscal years until December 31, 2018, prior to the implementation of IFRS 16, property, plant and equipment under capital leases was stated at the present value of future minimum lease payments at the inception of the lease, less accumulated depreciation. Equipment held under capital leases and leasehold improvements was amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset.

f) Leases

A lease is defined as a contract that conveys the right to use an underlying asset for a period of time in exchange for consideration. According to IFRS 16, a contract is or contains a lease if:

•	the underlying asset is identified in the contract, and
•	the customer has both the right to direct the identified asset’s use and to obtain substantially all the economic benefits from that use.

Under IFRS 16, the Company is required to recognize a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments for almost all leases.

The Company applies both the short-term and low-value lease exemption. These leases are exempt from balance sheet recognition and lease payments will be recognized as expenses over the lease term.

IFRS 16 is not applied to leases of intangible assets.

Lease liabilities

Lease liabilities are initially recognized at the present value of the following payments:

•	fixed lease payments (including in-substance fixed payments), less any lease incentives receivable,
•	variable lease payments (linked to an index or interest rate),
•	expected payments under residual value guarantees,
•	the exercise price of purchase options, where exercise is reasonably certain,
•	lease payments in optional renewal periods, where exercise of extension options is reasonably certain, and
•	penalty payments for the termination of a lease, if the lease term reflects the exercise of the respective termination option.

Lease payments are discounted using the implicit interest rate underlying the lease if this rate can be readily determined. Otherwise, the incremental borrowing rate of the lessee is used as the discount rate.

Lease liabilities are subsequently measured at amortized cost using the effective interest method. Furthermore, lease liabilities may be remeasured due to lease modifications or reassessments of the lease. A lease modification is any change in lease terms that was not part of the initial terms and conditions of the lease, including increases of the scope of the lease by adding the right to use one or more underlying assets or extending the contractual lease term, decreases of the scope of the lease by removing the right to use one or more underlying assets or shortening the contractual lease term or changes in the consideration. Reassessments are changes in estimates or changes triggered by a clause that was part of the initial lease contract, including changes in future lease payments arising from a change in an index or rate, change in the Company's estimate of the amount expected to be payable under residual value guarantees or change in the Company’s assessment of whether it will exercise purchase, extension or termination options.

A lease modification is accounted for as a separate lease if the modification increases the scope of the lease by adding the right to use one or more underlying assets and the consideration for the lease increases by an amount commensurate with the stand-alone price for the increase in scope. Where a lease modification is accounted for as a separate lease, the respective new lease is recognized at the effective date of the modification based on the illustrated recognition and valuation principles with the initial lease remaining unchanged. Where a lease modification is not accounted for as a separate lease, the initial lease is remeasured.

For most reassessments and lease modifications that are not accounted for as a separate lease, lease liabilities are remeasured by discounting the revised lease payments at a revised discount rate. For specific reassessments, the historical interest rate is used.

The revised discount rate is determined at the effective date of the lease modification or the reassessment. When lease liabilities are remeasured in this way, a corresponding remeasurement is made to the carrying amount of the right-of-use asset. Where a lease modification results in a decrease of the scope of the lease, any gain or loss is recognized in profit or loss to reflect the respective partial or full termination of the lease.

For lease contracts that include both lease and non-lease components that are not separable from lease components, no allocation is performed. Each lease component and any associated non-lease components are accounted for as a single lease.

Right-of-use assets

The Company recognizes right-of-use asset at the commencement date of the respective lease. Right-of-use asset are stated at cost less accumulated depreciation. Upon initial recognition, cost comprises of:

•	the initial lease liability amount,
•	initial direct costs incurred when entering into the lease,
•	(lease) payments before commencement date of the respective lease, and
•	an estimate of costs to dismantle and remove the underlying asset,
•	less any lease incentives received.

Right-of-use assets are depreciated over the shorter of the lease term or the useful life of the underlying asset using the straight-line method. Where a lease agreement includes a transfer of ownership at the end of the lease term or the exercise of a purchase option is deemed reasonably certain, right-of-use assets are depreciated over the useful life of the underlying asset using the straight-line method. In addition, right-of-use assets are reduced by impairment losses, if any, and adjusted for certain remeasurements.

For reassessments and lease modifications that are not accounted for as separate leases, a remeasurement corresponding to the respective remeasurement of the lease liability is recognized (for lease modifications and reassessments, as well as for partial or full termination of a lease please see guidance on “Lease liabilities” above). If the carrying amount of a right-of-use asset is reduced to zero by such remeasurements, the excess amount is recorded in profit or loss.

Right-of-use assets are classified into right-of-use assets relating to land, buildings and improvements or machinery and equipment. In addition, prepayments on right-of-use assets are presented separately (see note 21).

g) Intangible assets and goodwill

Intangible assets such as non-compete agreements, technology, distribution rights, patents, licenses to treat, licenses to manufacture, distribute and sell pharmaceutical drugs, exclusive contracts and exclusive licenses, trade names, management contracts, application software, acute care agreements and customer relationships are recognized and reported apart from goodwill (see note 11). Patient relationships, however, are not reported as separate intangible assets due to the missing contractual basis but are part of goodwill.

Goodwill and identifiable intangibles with indefinite useful lives are not amortized but tested for impairment annually or when an event becomes known that could trigger an impairment. The Company identified certain trade names and qualified management contracts as intangible assets with indefinite useful lives because there is no foreseeable limit to the period over which those assets are expected to generate net cash inflows for the Company.

Intangible assets with finite useful lives are amortized over their respective useful lives to their residual values. The Company amortizes non-compete agreements over their useful lives which, on average, are 8 years. Technology is amortized over its average useful lives of 12 years. Internally developed intangibles are amortized on a straight-line basis over their average useful lives of 8 years. Licenses to manufacture, distribute and sell pharmaceutical drugs, exclusive contracts and exclusive licenses are amortized over their useful lives which on average is 13 years. Customer relationships are amortized over their average useful lives of 16 years. All other intangible assets are amortized over their weighted average useful lives of 8 years. The weighted average useful life of all amortizable intangible assets is 10 years. Intangible assets with finite useful lives are evaluated for impairment when events have occurred that may give rise to an impairment (see note 1 o).

To perform the annual impairment test of goodwill, the Company identified its groups of cash generating units (“CGU”s) and determined their carrying value by assigning the operating assets and liabilities, including the existing goodwill and intangible assets, to those groups of CGUs. Groups of CGUs reflect the lowest level on which goodwill is monitored for internal management purposes.

One group of CGUs was identified in each of the Company's operating segments. For the purpose of goodwill impairment testing, all corporate assets and liabilities are allocated to the groups of CGUs. At least once a year, the Company compares the recoverable amount of each group of CGUs to the group of CGUs’ carrying amount. The recoverable amount is defined as the higher of the value in use or the fair value less cost of disposal of a group of CGUs. In a first step, the value in use of the group of CGUs is determined using a discounted cash flow approach based upon the cash flow expected to be generated by the group of CGUs. In case that the value in use of the group of CGUs is less than its carrying amount and the fair value less cost of disposal is not estimated to be higher than the value in use, the difference is recorded as an impairment of the carrying amount of the goodwill.

To evaluate the recoverability of intangible assets with indefinite useful lives, the Company compares the fair values of intangible assets with their carrying values. An intangible asset’s fair value is determined using a discounted cash flow approach or other methods, if appropriate.

For further information see note 2 a).

h) Financial instruments

The Company classifies its financial instruments in accordance with IFRS 9 in the following measurement categories: at amortized cost, at fair value through profit and loss (“FVPL”) and at fair value through other comprehensive income (“FVOCI”).

Financial assets are classified depending on the business model in which the financial assets are held and the contractual terms of the cash flows. Financial assets are only reclassified when the business model for managing those assets changes. During the reporting period, no financial instruments were reclassified. Purchases and sales of financial assets are accounted for on the trading day. The Company does not make use of the fair value option, which allows financial instruments to be classified at FVPL upon initial recognition. At initial recognition financial assets and financial liabilities are measured at fair value. Subsequent measurement is either at cost, FVPL or FVOCI.

In general, financial liabilities are classified and subsequently measured at amortized cost, with the exception of contingent considerations resulting from a business combination, put option liabilities as well as derivative financial liabilities.

Investments in equity instruments are recognized and subsequently measured at fair value. The Company’s equity investments are not held for trading. In general, changes in the fair value of equity investments are recognized in the income statement. However, at initial recognition the Company elected, on an instrument-by-instrument basis, to represent subsequent changes in the fair value of individual strategic equity investments in other comprehensive income (loss) (“OCI”).

The Company invested in several debt securities, with the objective to achieve both collecting contractual cash flows and selling the financial assets. All debt securities are consequently measured at fair value. Some of these securities give rise on specified dates to cash flows that are solely payments of principle and interest. These securities are subsequently measured at FVOCI. Other securities are measured at FVPL.

The Company, as option writer of existing put options, can be obligated to purchase the noncontrolling interests held by third parties. The obligations are in the form of put liabilities and are exercisable at the third-party owners’ discretion within specified periods or upon the occurrence of certain events as outlined in each specific put option. If these put option liabilities were exercised, the Company would be required to purchase all or part of third-party owners’ noncontrolling interests at the appraised fair value at the time of exercise. The initial recognition and subsequent measurement are recognized in equity of the Company. For further information related to the estimation of these fair values, see note 23.

Certain put option arrangements contain contingent triggers based on changes in legislation, which the Company has concluded are not genuine using the guidance in IFRS 9 B4.1.18 and IAS 32.25. The Company considers this subset of contracts as being non-genuine as the trigger in these clauses is considered to be an event that is extremely rare, highly abnormal and very unlikely to occur. Therefore, the Company has not recorded a liability on the balance sheet relating to this subset of puts option contracts.

Derivative financial instruments which primarily include foreign currency forward contracts and interest rate swaps are recognized as assets or liabilities at fair value in the balance sheet (see note 23). From time to time, the Company may enter into other types of derivative instruments which are dealt with on a transaction by transaction basis.

Changes in the fair value of derivative financial instruments designated and qualifying as cash flow hedges are recognized in accumulated OCI (“AOCI”) in shareholders’ equity. The Company only designated the change in fair value of the spot element of foreign exchange forward contracts as the hedging instrument in cash flow hedging relationships and uses a hedge ratio for designated risks of 1:1. The forward elements are separately accounted for as cost of hedging in a separate component within AOCI. The ineffective portion of cash flow hedge is recognized in the income statement.

The amounts recorded in AOCI are subsequently reclassified into earnings as a component of revenue for those foreign exchange contracts that hedge forecasted sales or as an adjustment of cost of revenue for those contracts that hedge forecasted intercompany product purchases. In connection with intercompany loans in foreign currency, the Company uses foreign exchange swaps to assure that no foreign exchange risks arise from those loans, which, if they qualify for cash flow hedge accounting, are also reported in AOCI and subsequently reclassified to selling, general and administrative expenses. The amounts recorded in AOCI are reclassified in the same period in which the hedged transaction affects earnings. Amounts recorded in AOCI for cash flow hedges related to product purchases from third parties are removed from AOCI and included directly in the carrying amount of the asset at initial recognition. Product purchases and sales designated in a cash flow hedging relationship are expected to affect profit and loss in the same period in which the cash flows occur. The critical terms of the forward exchange contracts generally align with the hedged item. The economic relationship between forward exchange contracts and the hedged forecast transaction is based on the timing, currency and amount of the hedged cash flows. Ineffectiveness could arise in case the timing of the hedged transaction or the credit default risk changes.

The Company enters into derivatives, particularly interest rate swaps and to a certain extent, interest rate options, to protect against the risk of rising interest rates. These interest rate derivatives are designated as cash flow hedges and have been entered into in order to effectively convert payments based on variable interest rates into payments at a fixed interest rate. The Company determines the existence of an economic relationship between the hedging instrument and hedged item based on the reference interest rates, maturities and the notional amounts. The effective portion of gains and losses of derivatives designated as cash flow hedges is deferred in AOCI; the amount of gains and losses reclassified from AOCI are recorded in interest income and interest expenses.

The change in fair value of derivatives that do not qualify for hedge accounting is recorded in the income statement and usually offsets the change in value recorded in the income statement for the underlying asset or liability.

Derivatives embedded in host contracts are accounted for as separate derivatives if their economic characteristics and risks are not closely related to those of the host contracts. These embedded derivatives are measured at fair value with changes in fair value recognized in the income statement.

i) Impairment of financial assets

The impairment of financial assets is based on the expected credit loss approach, as introduced by IFRS 9. The expected credit loss approach requires that all impacted financial assets will carry a loss allowance based on their expected credit losses. Expected credit losses are a probability-weighted estimate of credit losses over the contractual life of the financial assets. This model comprises a three-stage approach. Upon recognition, the Company shall recognize losses that are expected within the next 12 months. If credit risk deteriorates significantly, from that time, impairment losses shall amount to lifetime expected losses. When assessing for significant increases in credit risk, the Company shall compare the risk of a default occurring on the financial instrument at the reporting date with the risk of a default occurring on the financial instrument at the date of initial recognition. The Company should consider reasonable and supportable information including historic loss rates, present developments such as liquidity issues and information about future economic conditions, to ensure foreseeable changes in the customer-specific or macroeconomic environment are considered. Separately, there is the rebuttable presumption that the credit risk has increased significantly since the initial recognition when contractual payments are overdue by more than 30 days.

In case of objective evidence of impairment there is an assignment to stage 3. The assignment of a financial asset to stage 3 should rely on qualitative knowledge on the customers’ unfavorable financial position (for example bankruptcy, lawsuits with private or public payers), or quantitative criteria, based on an individual maturity analysis. Independently, there is an assignment to stage 3 if the contractual payments are overdue by more than 360 days. When a counterpart defaults, all financial assets against this counterpart are considered impaired. The definition of default is mainly based on payment practices specific to individual regions and businesses.

The Company recognizes a loss allowance for expected credit losses on financial assets measured at amortized cost, contract assets and lease receivables as well as in investments in debt securities measured at fair value through other comprehensive income. The financial assets mainly comprise of accounts receivable as well as cash and cash equivalents. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective instrument. Financial assets whose expected credit loss is not assessed individually are grouped on the basis of geographical regions and the impairment is generally assessed on the basis of macroeconomic indicators such as credit default swaps.

For accounts receivable, the Company uses the simplified method which requires recognizing lifetime expected credit losses at inception. However, expected credit losses on cash and cash equivalents are measured according to the general method which is based on 12-month expected credit losses.

Based on the external credit ratings of the counterparties the Company considers that its cash and cash equivalents have a low credit risk (as the counterparties are generally investment grade).

j) Foreign currency translation

For purposes of these consolidated financial statements, the euro is the reporting currency. The requirement to report in euro arises from Section 315e and Section 244 HGB. Substantially all assets and liabilities of foreign subsidiaries that use a functional currency other than the euro are translated at year-end exchange rates, while revenues and expenses are translated at average exchange rates. Adjustments for foreign currency translation fluctuations are excluded from net earnings and are reported in AOCI. In addition, the translation adjustments of certain intercompany borrowings, which are of a long-term nature, are reported in AOCI. Transactions in foreign currencies recorded by subsidiaries are accounted for at the prevailing spot rate on the date of the respective transaction. Financial instruments denominated in a foreign currency are revalued at the spot rate as of the date of the consolidated statement of financial position.

The exchange rates of the United States (“U.S.”) dollar affecting foreign currency translation developed as follows:

Exchange rates

	December 31, 2020	December 31, 2019	2020	2019	2018
	spot exchange rate in €	spot exchange rate in €	average exchange rate in €	average exchange rate in €	average exchange rate in €

1 U.S. dollar	0.81493	0.89015	0.87550	0.89328	0.84678

k) Revenue recognition

For both health care services revenue and health care products revenue, amounts billed to  patients, third party payors and customers are recorded net of contractual allowances, discounts or rebates to reflect the estimated amounts to be receivable from these payors.

Health care services

Health care services revenue, other than the hospitalist and insurance revenues discussed below, are recognized on the date the patient receives treatment and includes amounts related to certain services, products and supplies utilized in providing such treatment at an amount to which the company expects to be entitled. The patient is obligated to pay for health care services at amounts estimated to be receivable based upon the Company’s standard rates or at rates determined under reimbursement arrangements. In the U.S., these arrangements are generally with third party payors, such as Medicare, Medicaid or commercial insurers. Outside the U.S., the reimbursement is usually made through national or local government programs with reimbursement rates established by statute or regulation.

For services performed for patients where the collection of the billed amount or a portion of the billed amount cannot be determined at the time services are performed, the Company concludes that the consideration is variable (“implicit price concession”) and records the difference between the billed amount and the amount estimated to be collectible as a reduction to health care services revenue. Implicit price concessions include such items as amounts due from patients without adequate insurance coverage, patient co-payment and deductible amounts due from patients with health care coverage. The Company determines implicit price concessions based primarily upon past collection history. Upon receipt of new information relevant for the determination of the implicit price concession, the Company constrains, or adjusts the constraints for the variable consideration of the transaction price.

Prior to the divestiture of the Company’s controlling interest in Sound Inpatient Physicians, Inc. ("Sound") on June 28, 2018, hospitalist revenues in the U.S. were reported at the estimated amount  expected to be received from third-party payors, client hospitals, and others at the time services were provided. Third-party payors included federal and state agencies (under the Medicare and Medicaid programs), managed care health plans, and commercial insurance companies. Inpatient acute care services rendered to Medicare and Medicaid program beneficiaries were paid according to a fee-for-service schedule. These rates varied according to a patient classification system that was based on clinical, diagnostic and other factors. Inpatient acute services generated through payment arrangements with managed care health plans and commercial insurance companies were recorded on an accrual basis in the period in which services were provided at established rates.

The Company has entered into sub-capitation and other shared savings arrangements with certain payors to provide care to certain ESRD and chronic kidney disease patients. Under these arrangements, a baseline per patient per month amount is established. If the Company provides complete care for less than the baseline, it retains the difference. If the cost of complete care exceeds the baseline, the Company may owe the payor the difference.

In the U.S., the Company generates revenue from insurance contracts in accordance with IFRS 4, Insurance Contracts (“IFRS 4”). Insurance premium revenue is recognized as earned each month and risk adjustments are offset against revenue. Prior to January 1, 2019, in the U.S the Company provided Medicare Advantage ESRD Chronic Conditions Special Needs Plan products. These were Medicare Advantage health plans offered by the Company that contracted with the Centers for Medicare and Medicaid Services (“CMS”) to provide patients with Medicare benefits and receive capitated payments from CMS.

Revenue from insurance contracts is disclosed as part of “Other revenue” separately from “Revenue from contracts with customers” in the notes to the consolidated financial statements.

Health care products

In the health care product business, major revenues are generated from the sale of dialysis machines and water treatment systems, home hemodialysis products, disposable products and maintenance agreements for the Company´s health care products. Revenues from the sale of dialysis machines and water treatment system are typically recognized upon installation and provision of the necessary technical instructions as only thereafter the customer obtains control of the medical device. A small portion of the Company´s revenue is recognized from sales of dialysis machines, home hemodialysis products and other products used for in-center hemodialysis treatment to distributors. When the distributor is the principal in the contract, the revenue allocated to the machine or the products will be recognized upon transfer of control to the distributor. In case the Company is committed to perform the installation, revenue allocated to the installation, as a separate performance obligation, would be recorded upon installation of the machine at the end-customers’ premises. In case the distributor is only an agent in the contract, revenue for sale of the machine would be recorded upon installation.

Under consignment arrangements revenue is recognized upon withdrawal of the products by the customer.

Maintenance is provided over time, and as such revenue is typically recognized on a straight-line basis as the customer is simultaneously receiving and consuming the benefits provided by the Company's performance.

All other dialysis and non-dialysis product revenues are recognized upon transfer of control to the customer. Product revenues are normally based upon pre-determined rates that are established by contractual arrangement.

A portion of dialysis product revenues is generated from arrangements which give the customer, typically a health care provider, the right to use dialysis machines. In the same contract the customer agrees to purchase the related treatment disposables at a price marked up from the standard price list. If the right to use the machine is conveyed through an operating lease and the customer agrees to purchase a minimum number of related treatment disposables, FMC-AG & Co. KGaA does not recognize revenue upon delivery of the dialysis machine but recognizes revenue on the sale of disposables upon transfer of control with revenue for the use of dialysis machines recognized straight-line over the term of the lease contract. When there is no such agreement that the customer purchases a minimum number of related treatment disposables, revenue is recognized only on the sale of disposables unless the timing of the first purchase order of related treatment disposables justifies a combination of contracts according to IFRS 15.

If the lease of the machines is a finance lease, ownership of the dialysis machine is transferred to the user upon installation of the dialysis machine at the customer site. In this type of contract, revenue is recognized in accordance with the accounting principles for finance leases under IFRS 16. The allocation of the transaction price to lease and non-lease components is based on stand-alone selling prices.

For certain home-dialysis products the Company offers month-to month rental arrangements, where revenue is recognized on a monthly basis.

In addition, for some licensing agreements and equipment sales to dialysis clinic customers in the area of home-dialysis, the Company recognizes upfront fees received as lease revenue on a straight-line basis over the term of the contract.

IFRS 15 specifically excludes leases from the scope of the revenue standard. The transaction price of contracts which include lease components is allocated in accordance with IFRS 15. Revenue is recognized separately for the lease and the non-lease components of the contract.

Revenue from lease contracts is disclosed as part of “Other revenue” separately from “Revenue from contracts with customers” in the notes to the consolidated financial statements.

l) Capitalized interest

The Company includes capitalized interest as part of the cost of the asset if it is directly attributable to the acquisition, construction or manufacture of qualifying assets. For the fiscal years 2020, 2019 and 2018, interest of €4,963,  €7,240 and €5,724, based on an average interest rate of 3.67%,  3.84% and 4.03%, respectively, was recognized as a component of the cost of assets.

m) Research and development expenses

Research is the original and planned investigation undertaken with the prospect of gaining new scientific or technical knowledge. Development is the technical and commercial implementation of research results and takes place before the start of commercial production or use. Research costs are expensed as incurred. Development costs that fully meet the criteria for the recognition of an intangible asset set out in IAS 38, Intangible Assets (“IAS 38”) are capitalized as intangible asset.

n) Income taxes

Current taxes are calculated based on the profit (loss) of the fiscal year and in accordance with local tax rules of the respective tax jurisdictions. Expected and executed additional tax payments and tax refunds for prior years are also taken into account.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the single entity’s financial statement carrying amounts of existing assets and liabilities and their respective tax basis, tax credits and tax loss carryforwards which are probable to be utilized. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates that have been enacted or substantially enacted by the end of the reporting period. A change in tax rate for the calculation of deferred tax assets and liabilities is recognized in the period the new laws are enacted or substantively enacted. The effects of the adjustment are generally recognized in the income statement. The effects of the adjustment are recognized in equity, if the temporary differences are related to items directly recognized in equity.

Deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. In addition, deferred tax assets and liabilities are not recognized if they arise from the initial recognition of an asset or a liability in a transaction other than a business combination that at the time of the transaction affects neither accounting profit nor taxable profit or loss.

The carrying amount of a deferred tax asset is reviewed at each balance sheet date. A deferred tax asset is recognized to the extent that the utilization of parts or all of it is probable because sufficient taxable profit will be available (see note 4 h). The determination of future taxable income is based on assumptions on future market conditions and future profits of FMC-AG & Co. KGaA and considers all currently available information as well as the level of historical taxable income. In addition, the determination of the recoverable amount of deferred tax assets considers implemented tax strategies.

The Company recognizes assets and liabilities for uncertain tax treatments to the extent it is probable the tax will be recovered or that the tax will be payable, respectively.

In North America and Germany, interest and penalties related to income taxes, including uncertain tax treatments, do not meet the definition of income taxes, and therefore are accounted for under IAS 37. All other jurisdictions account for interest and penalties related to income taxes in accordance with local tax rules of the respective tax jurisdiction either under IAS 37 or as income tax expense under IAS 12.

o) Impairment

The Company reviews the carrying amount of its property, plant and equipment, its intangible assets with definite useful lives, its right-of-use assets as well as other non-current assets for impairment whenever events or changes in circumstances indicate that the carrying amount is higher than the asset’s recoverable amount in accordance with IAS 36, Impairment of Assets (“IAS 36”). The fair value less cost of disposal of an asset is estimated as its net realizable value. The value in use is the present value of future cash flows expected to be derived from the relevant asset. If it is not possible to estimate the future cash flows from the individual assets, impairment is tested on the basis of the corresponding group of CGUs.

Impairment losses, except impairment losses recognized on goodwill, are reversed up to the amount of the amortized acquisition cost, as soon as the reasons for impairment no longer exist.

Long-lived assets to be disposed of by sale are reported at the lower of carrying value or fair value less cost to sell and depreciation is ceased. Long-lived assets to be disposed of other than by sale are considered to be held and used until disposal.

p) Debt issuance costs

Debt issuance costs related to a recognized debt liability are presented on the balance sheet as a direct deduction from the carrying amount of that debt liability. These costs are amortized over the term of the related obligation (see note 14).

q) Self-insurance programs

See note 2 d).

r) Concentration of risk

The Company is engaged in the manufacture and sale of products for all forms of kidney dialysis, principally to health care providers throughout the world, and in providing kidney dialysis treatment. The Company also provides additional health care services under Care Coordination. The Company performs ongoing evaluations of its customers' financial condition and, generally, requires no collateral.

Revenues which were earned and subject to regulations under Medicare and Medicaid, governmental health care programs administered by the U.S. government, were approximately 32%,  33%, and 33% of the Company's worldwide revenues in 2020, 2019 and 2018, respectively.

See note 2 c) for concentration risks of debtors or group of debtors as well as note 8 for discussion of suppliers with long-term purchase commitments.

s) Legal contingencies

See note 2 b).

t) Other provisions

In accordance with IAS 12 and IAS 37, accruals for taxes and other obligations are recognized when there is a present obligation to a third party arising from past events, it is probable that the obligation will be settled in the future and the required amount can be reliably estimated. Provisions by their nature are more uncertain than most other items in the statement of financial position.

Tax accruals include obligations for the current year and for prior periods.

Non-current provisions with a remaining period of more than one year are discounted to the present value of the expenditures expected to settle the obligation. The applied discount rate is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.

u) Earnings per share

Basic earnings per share is calculated in accordance with IAS 33, Earnings per Share (“IAS 33”). Basic earnings per share is calculated by dividing net income attributable to shareholders by the weighted average number of shares outstanding during the year. Diluted earnings per share include the effect of all potentially dilutive instruments on shares that would have been outstanding during the years presented had the dilutive instruments been issued. For the calculation of basic earnings per share, treasury stock is not considered outstanding and is therefore deducted from the number of shares outstanding.

Equity-settled awards granted under the Company’s stock incentive plans (see note 20), are potentially dilutive equity instruments.

v) Treasury stock

The Company may, from time to time, acquire its own shares (“Treasury Stock”) as approved by its shareholders. The acquisition, sale or retirement of its Treasury Stock is recorded separately in equity. The value of such Treasury Stock is shown as a reduction of the Company’s equity.

w) Employee benefit plans

Pension obligations for post-employment benefits are measured in accordance with IAS 19 (revised 2011), Employee Benefits (“IAS 19”), using the projected unit credit method, taking into account future salary and trends for pension increase.

The Company uses December 31 as the measurement date when measuring the net pension liability.

For the Company’s funded benefit plans the defined benefit obligation is offset against the fair value of plan assets (net pension liability). Plan assets comprise assets held by a long-term employee benefit fund and qualifying insurance policies. A pension liability is recognized in the consolidated balance sheet if the defined benefit obligation exceeds the fair value of plan assets. A pension asset is recognized (and reported under “Other non-current assets” in the consolidated balance sheet) if the fair value of plan assets exceeds the defined benefit obligation and if the Company has a right of refund against the fund or a right to reduce future payments to the fund.

Net interest costs are calculated by multiplying the benefit obligation (fair value of plan assets) at beginning of the year with the discount rate utilized in determining the benefit obligation.

Remeasurements include actuarial gains and losses resulting from the evaluation of the defined benefit obligation as well as from the difference between actual investment returns and the return implied by the net interest cost. In the event of a surplus for a defined benefit pension plan remeasurements can also contain the effect from asset ceiling, as far as this effect is not included in net interest costs.

Remeasurements are recognized in AOCI completely. Remeasurements may not be reclassified in subsequent periods. Components of net periodic benefit cost are recognized in profit and loss of the period.

x) Share-based plans

The grant date fair value of stock options and convertible equity instruments that are settled by delivering equity instruments granted to the Management Board and executive employees of the Company and its subsidiaries by FMC-AG & Co. KGaA is measured in accordance with IFRS 2, Share-based Payment (“IFRS 2”) using the binominal option pricing model and recognized as expense over the vesting period of the stock option plans. For certain exceptions , as defined in the respective plan terms, a shorter vesting period may apply after which the stock options will not forfeit in any way. In such cases the vesting period is shortened accordingly.

The balance sheet date fair value of cash-settled phantom stock granted to the Management Board and executive employees of the Company is calculated in accordance with IFRS 2 using the binominal option pricing model. The corresponding liability based on the balance sheet date fair value is accrued over the vesting period of the phantom stock plans. For certain exceptions as defined in the respective plan terms, a shorter vesting period may apply after which the phantom stock will not forfeit in any way. In such cases the vesting period is shortened accordingly.

The balance sheet date fair value of cash-settled performance shares granted to the Management Board and executive employees of the Company is calculated using the Monte Carlo pricing model in accordance with IFRS 2. The corresponding liability based on the balance sheet date fair value is accrued over the vesting periods of the performance share plans. For certain exceptions a shorter vesting period may apply after which the performance shares will not forfeit in any way. In such cases the vesting period is shortened accordingly.

y) Government grants

In accordance with IAS 20, Accounting for Government Grants and Disclosure of Government Assistance, government grants, including non-monetary grants at fair value, are recognized only when there is reasonable assurance that the Company will comply with all conditions attached to the grant and that the grants will be received. Government grants or government assistance are recognized directly against the respective qualifying expense in either the cost of revenue line item or selling, general and administrative expense line item within the statement of profit and loss. Amounts received for which a respective cost is not yet incurred are recorded as a liability on the Company’s consolidated balance sheet and offset against all qualifying costs that are incurred in future periods.

The Company and its patient population have been impacted by severe acute respiratory syndrome coronavirus 2 (“COVID-19”).

On March 27, 2020, the U.S. administration signed the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) which provides relief funds to hospitals and other healthcare providers in connection with the impact of the on-going COVID-19 pandemic. The Company currently estimates that all funds received from grants comply with the terms and conditions associated with the funding received. Additional guidance may be released from the U.S. Department of Health and Human Services with regards to the application of CARES Act relief funds which could affect the Company’s estimate as of December 31, 2020. All funding received under the CARES Act in the U.S. is to be applied solely to the Company’s U.S. operations. In accordance with the conditions of the funding received under the grants, the Company is obliged and committed to fulfilling all the requirements of the grant funding arrangements in the respective jurisdictions in which funding was received. The Company has determined that there is reasonable assurance that it will continue to be entitled to the amounts received and comply with the requirements related to the grants.

z) Recent pronouncements

Recently implemented accounting pronouncements

The Company has prepared its consolidated financial statements at and for the year ended December 31, 2020 in conformity with IFRS that have to be applied for fiscal years beginning on January 1, 2020. For the year ended December 31, 2020, there were no recently implemented accounting pronouncements that had a material effect on the Company’s consolidated financial statements.

Recent accounting pronouncements not yet adopted

The IASB issued the following new standards which are relevant for the Company:

IFRS 17, Insurance Contracts

In May 2017, the IASB issued IFRS 17, Insurance Contracts. IFRS 17 establishes principles for the recognition, measurement, presentation and disclosure related to the issuance of insurance contracts. IFRS 17 replaces IFRS 4, Insurance Contracts, which was brought in as an interim standard in 2004. IFRS 4 permitted the use of national accounting standards for the accounting of insurance contracts under IFRS. As a result of the varied application for insurance contracts there was a lack of comparability among peer groups. IFRS 17 eliminates this diversity in practice by requiring all insurance contracts to be accounted for using current values. The frequent updates to the insurance values are expected to provide more useful information to users of financial statements. On June 25, 2020, the IASB issued amendments to IFRS 17, which among others, defer the effective date to fiscal years beginning on or after January 1, 2023. Earlier adoption is permitted for entities that have also adopted IFRS 9, Financial Instruments and IFRS 15, Revenue from Contracts with Customers. The Company is evaluating the impact of IFRS 17 on the consolidated financial statements.

Amendments to IAS 1, Classification of Liabilities as Current and Non-current

In January 2020, the IASB issued Amendments to IAS 1, Classification of Liabilities as Current and Non-current. The amendments clarify under which circumstances debt and other liabilities with an uncertain settlement date should be classified as current or non-current. Among others, the amendments state that liabilities shall be classified depending on rights that exist at the end of the reporting period and define under which conditions liabilities might be settled by cash, other economic resources or equity.

On July 15th, 2020, the IASB deferred the effective date by one year to provide companies with more time to implement any classification changes resulting from the amendments. The Amendments to IAS 1 are now effective for annual reporting periods beginning on or after January 1, 2023. Earlier adoption is permitted. The Company is currently evaluating the impact of the amendments to IAS 1 on the consolidated financial statements.

In the Company’s view, no other pronouncements issued by the IASB are expected to have a material impact on the consolidated financial statements.